Long-term investments - Equity Investments without Readily Determinable Fair Values and Equity method investment (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2021 CNY (¥)
Long-term investments
Group transferred consideration (in shares) | shares			52,844
Group transferred consideration			¥ 2,020
Realized gain/loss			2,020
Impairment loss of investments	¥ 0		86,600	¥ 0
Private fund loss on investments	0		0	91
Long-term investments			¥ 35,000	¥ 122,572
Proceeds from sale of common stock	¥ 27,760	$ 3,919
Fullerton Credit (Chongqing) Co., Ltd
Long-term investments
Equity interest	5.00%	5.00%
Total cash consideration	¥ 35,000
Investments without readily determinable fair values | Bene internet technology Co Ltd
Long-term investments
Shareholding interests (as a percent)			10.00%
Bene internet technology Co Ltd | Investments without readily determinable fair values
Long-term investments
Total consideration paid			¥ 1,484